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MetLife
1095 Avenue of the Americas
New York, NY 10036

May 1, 2013

EDGAR FILING
Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:  Metropolitan Life Insurance Company
     Metropolitan Life Separate Account E (the "Registrant")
     Post-Effective Amendment No. 8 to Form N-4 (the "Registration Statement") Preference Premier(R) Variable Annuity Contracts issued by Metropolitan Life Insurance Company (offered between December 12, 2008 and
     October 7, 2011)
     Registration Nos. 333-153109/811-04001
     --------------------------------------

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), the Statement of Additional Information for Preference Premier(R) Variable Annuity Contracts, dated April 29, 2013, which was filed electronically with the Registration Statement on April 11, 2013, does not differ from the Statement of Additional Information which would have been filed under Rule 497(c) of the Act.

Sincerely,

/s/ Trina Sandoval
Trina Sandoval
Corporate Counsel